                              UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               Form 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                -----------------
Check here if Amendment [ ]; Amendment Number:_________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    David S. Richter
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Address: 227 West Monroe Street, Suite 4800
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         Chicago, Illinois   60606
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David S. Richter
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Title: N/A
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Phone: (312) 739-2138
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Signature, Place, and Date of Signing:

/s/ David S. Richter             Chicago, Illinois        February 14, 2000
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     [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager

Form 13F File Number         Name

28-________________          Waveland International, Ltd.
28-________________          Clincher Capital Corporation